EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended August 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	29.35%
From	01-Aug-16	15-Aug-16	15-Sep-16	Floating Allocation Percentage at Month-End	86.99%
To	31-Aug-16	15-Sep-16
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00			0
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,030,713.61
Series Nominal Liquidation Amount	1,112,170,713.61

Required Participation Amount	$1,112,170,713.61		Accumulation Account
Excess Receivables	$171,745,369.56		Beginning	-
			Payout	-
Total Collateral	1,283,916,083.18		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	142.66%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	31
	Total Pool		A1 LIBOR	0.507650%
Beginning Gross Principal Pool Balance	$4,921,392,068.79		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,071,471,637.22)			0.907650%
Investment in New Receivables	$2,123,340,094.51				1.11%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(13,602,842.10)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(578,299,405.62)			Actual	Per $1000
Less Servicing Adjustment	$(6,111,786.02)		Interest A1	429,873.13	0.43
Ending Balance	$4,375,246,492.34		Principal A1	-	$0.00

SAP for Next Period	29.35%				0.43

Average Receivable Balance	$4,366,611,376.41			Actual	Per $1000
Monthly Payment Rate	47.44%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	849,873.13	1.096610%
	Total Pool		Servicing Fee	$928,275.74
Total Interest Collections	$11,590,537.78		Excess Cash Flow	1,180,592.69
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,590,537.78
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-